Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay N Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 67.1%
Long-Term Municipal Bonds – 64.5%
Alabama – 0.4%
County of Jefferson AL Sewer Revenue Series 2013D 5.00%, 10/01/2022	$1,000	$1,078,890
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	345	385,814

		1,464,704

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	180	218,131

Arizona – 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	420	420,059

Arkansas – 0.7%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019A 1.75%, 11/01/2032	2,745	2,795,700

California – 0.1%
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	515	525,305

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,048,670
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)	600	629,652
Vauxmont Metropolitan District AGM 5.00%, 12/01/2050	100	123,231

		1,801,553

Connecticut – 0.7%
State of Connecticut Series 2018D 5.00%, 04/15/2027	2,280	2,895,258

Florida – 0.8%
Capital Trust Agency, Inc. (Franklin Academy Palm Beach Gardens/Franklin Academy Pembroke Pines K-12) 5.00%, 12/15/2026(a)	100	112,557

	Principal Amount (000)	U.S. $ Value

Citizens Property Insurance, Inc. Series 2012A-1 5.00%, 06/01/2021	$2,840	$2,895,238
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2032	100	74,698

		3,082,493

Guam – 0.5%
Territory of Guam 5.00%, 11/15/2031	95	103,730
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	425	498,112
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	1,205	1,368,566

		1,970,408

Illinois – 2.8%
Chicago Board of Education Series 2017C 5.00%, 12/01/2023	1,465	1,579,021
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2033	300	348,862
Metropolitan Pier & Exposition Authority Series 2017B 5.00%, 12/15/2025	1,000	1,155,470
State of Illinois Series 2014 5.00%, 05/01/2022-05/01/2023	4,990	5,353,704
Series 2017D 5.00%, 11/01/2024	2,000	2,193,360

		10,630,417

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2030	200	238,635

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	100	111,633
6.10%, 06/01/2038(a)	100	123,116

		234,749

Michigan – 2.1%
City of Detroit MI 5.00%, 04/01/2024-04/01/2025	2,115	2,276,885

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 07/01/2026	$5,055	$5,818,912

		8,095,797

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	3,290	3,697,730

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	300	301,884

New Jersey – 4.8%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015X 5.00%, 06/15/2021	4,555	4,647,740
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	125	132,269
New Jersey Transit Corp. Series 2014A 5.00%, 09/15/2021	2,410	2,482,830
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018A 5.00%, 06/15/2024	3,410	3,875,056
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2029	3,490	4,349,412
New Jersey Turnpike Authority AGM Series 2005D-3 5.25%, 01/01/2026	2,555	3,152,538

		18,639,845

New York – 42.4%
Albany County Airport Authority Series 2020B 5.00%, 12/15/2021-12/15/2026	855	969,399
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	1,000	1,081,770
City of New York NY Series 2014A 5.00%, 08/01/2028	1,285	1,488,184
Series 2014J 5.00%, 08/01/2027	1,085	1,258,242
Series 2018E 5.00%, 03/01/2031	1,055	1,346,950

	Principal Amount (000)	U.S. $ Value

Series 2020B 5.00%, 11/01/2027	$2,120	$2,734,100
Series 2020C 5.00%, 08/01/2033-08/01/2034	6,315	8,481,687
Series 2021D 1.396%, 08/01/2027(b)	3,000	3,029,640
City of Yonkers NY AGM Series 2015A 5.00%, 03/15/2021	2,000	2,018,800
County of Albany NY Series 2020C 5.00%, 11/01/2024	1,595	1,883,121
County of Nassau NY Series 2014A 5.00%, 04/01/2025	4,775	5,419,386
Series 2017C 5.00%, 10/01/2025	1,875	2,239,181
County of Westchester NY Series 2016A 5.00%, 01/01/2023	2,435	2,669,953
Dutchess County Local Development Corp. (Bard College) Series 2020B 5.918%, 07/01/2039(a)	1,000	1,044,350
Hempstead Town Local Development Corp. (Hofstra University) Series 2013 5.00%, 07/01/2021	700	715,260
Metropolitan Transportation Authority Series 2011 5.00%, 11/15/2025 (Pre-refunded/ETM)	2,075	2,162,316
Series 2011C 5.00%, 11/15/2025	4,430	4,549,521
Series 2017C 5.00%, 11/15/2026-11/15/2028	12,180	14,460,729
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.00%, 11/15/2025	1,375	1,670,598
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012A 5.00%, 11/15/2023-11/15/2026	8,840	9,566,380
Monroe County Industrial Development Corp/NY (Rochester Regional Health Obligated Group) 5.00%, 12/01/2030	955	1,258,585
New York City Municipal Water Finance Authority 5.00%, 06/15/2026	825	842,729
Series 2015G 5.00%, 06/15/2027	2,885	3,480,608
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017S 5.00%, 07/15/2032	1,955	2,441,658
Series 2018S 5.00%, 07/15/2031	1,460	1,876,436

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013I 5.00%, 05/01/2022	$2,270	$2,412,851
Series 2014B 5.00%, 11/01/2026	4,000	4,614,760
Series 2015C 5.00%, 11/01/2028	2,145	2,544,463
Series 2017 5.00%, 11/01/2026	1,925	2,431,448
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	2,900	2,914,761
2.625%, 09/15/2069	320	331,613
2.80%, 09/15/2069	4,250	4,148,723
New York State Dormitory Authority Series 2012A 5.00%, 07/01/2026 (Pre-refunded/ETM)	1,965	2,107,305
Series 2013A 5.00%, 07/01/2021 (Pre-refunded/ETM)	1,000	1,023,690
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)	700	806,134
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020A 5.00%, 07/01/2029-07/01/2032	3,240	4,259,623
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012 5.00%, 12/15/2021	1,100	1,150,545
Series 2012A 5.00%, 12/15/2022	1,865	2,040,944
Series 2014A 5.00%, 02/15/2028	2,035	2,327,450
Series 2014C 5.00%, 03/15/2029	3,000	3,437,340
Series 2018A 5.00%, 03/15/2022	2,675	2,830,097
New York State Urban Development Corp. (State of New York Pers Income Tax) 5.00%, 03/15/2036	1,200	1,592,820
Series 2016A 5.00%, 03/15/2022-03/15/2024	6,600	7,233,178
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	455	461,607
New York Transportation Development Corp. (Delta Air Lines, Inc.) 5.00%, 01/01/2032	1,495	1,773,190
Series 2018 5.00%, 01/01/2030-01/01/2031	3,565	4,272,752

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2022	$2,755	$2,863,437
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018B 3.50%, 11/01/2024(a)	600	617,844
Port Authority of New York & New Jersey 5.00%, 11/01/2031	1,455	1,898,324
Series 2013-178 5.00%, 12/01/2023	2,515	2,845,069
Series 2014 5.00%, 09/01/2023-09/01/2028	5,615	6,381,957
Series 2015E 5.00%, 10/15/2023	1,000	1,125,590
Sales Tax Asset Receivable Corp. Series 2014A 5.00%, 10/15/2025	3,750	4,413,450
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 09/01/2031-09/01/2033	1,115	1,409,988
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016A 5.00%, 12/01/2026	5,575	6,879,439
Utility Debt Securitization Authority Series 2015 5.00%, 12/15/2024	1,500	1,639,770

		163,479,745

Ohio – 0.4%
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	210	211,575
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)	890	981,474
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	300	302,250

		1,495,299

Pennsylvania – 1.4%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2024	1,000	1,119,080
Philadelphia Parking Authority (The) Series 2009 5.25%, 09/01/2023	200	200,676

	Principal Amount (000)	U.S. $ Value

Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax) AGM Series 2010 5.00%, 02/01/2024	$4,000	$4,009,480

		5,329,236

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	230	272,791
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	205	246,974
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	380	455,580
NATL Series 2007N 5.25%, 07/01/2032	100	106,748
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	830	856,975
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	107,941
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	339	319,762

		2,366,771

South Carolina – 0.9%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	3,000	3,302,520

Tennessee – 1.1%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2018 4.00%, 11/01/2049	3,880	4,457,460

Texas – 0.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	106,165

Washington – 2.6%
Kalispel Tribe of Indians Series 2018B 5.00%, 01/01/2032(a) (b)	700	797,139
Port of Seattle WA Series 2010C 5.00%, 02/01/2021 (Pre-refunded/ETM)	2,300	2,307,843

	Principal Amount (000)	U.S. $ Value

State of Washington 5.00%, 06/01/2032-06/01/2034(b)	$5,215	$7,025,495

		10,130,477

Wisconsin – 0.2%
UMA Education, Inc. 5.00%, 10/01/2025-10/01/2029(a)	705	788,267

Total Long-Term Municipal Bonds (cost $234,947,168)		248,468,608

Short-Term Municipal Notes – 2.6%
New York – 2.6%
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2019A 5.00%, 03/01/2022	2,005	2,103,285
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021	7,900	7,992,904

Total Short-Term Municipal Bonds (cost $10,078,629)		10,096,189

Total Municipal Obligations (cost $245,025,797)		258,564,797

	Shares

INVESTMENT COMPANIES – 27.3%
Funds and Investment Trusts – 27.3%(c)
iShares Core MSCI Emerging Markets ETF	239,172	14,838,231
SPDR S&P 500 ETF Trust	156,646	58,566,806
Vanguard Mid-Cap ETF	17,013	3,517,778
iShares Core MSCI EAFE ETF	408,084	28,194,524

Total Investment Companies (cost $76,205,840)		105,117,339

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 1.4%
United States – 1.4%
U.S. Treasury Notes 0.625%, 08/15/2030(d)	$1,219	1,188,716
2.625%, 02/15/2029(d) (e)	3,543	4,067,253

Total Governments - Treasuries (cost $4,970,513)		5,255,969

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M3 3.998% (LIBOR 1 Month + 3.85%), 03/25/2029(f)	$ 260	$269,391
Federal National Mortgage Association Connecticut Avenue Securities
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	175	180,087
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	18	18,149
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	125	134,302
Series 2018-C03, Class 1M2 2.298% (LIBOR 1 Month + 2.15%), 10/25/2030(f)	67	66,424

Total Collateralized Mortgage Obligations (cost $641,339)		668,353

	Shares

SHORT-TERM INVESTMENTS – 6.3%
Investment Companies – 5.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(c) (g) (h) (cost $22,080,553)	22,080,553	22,080,553

	Principal Amount (000)

U.S. Treasury Bills – 0.6%
U.S. Treasury Bill Zero Coupon, 01/28/2021 (cost $2,499,836)	$2,500	2,499,892

Total Short-Term Investments (cost $24,580,389)		24,580,445

Total Investments – 102.3% (cost $351,423,878)(i)		394,186,903
Other assets less liabilities – (2.3)%		(8,817,002)

Net Assets – 100.0%		$385,369,901

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	23	March 2021	$997,477	$20,369
MSCI Emerging Markets Futures	6	March 2021	386,460	11,144
MSCI Singapore IX ETS Futures	88	January 2021	2,152,724	(13,057)
Russell 2000 E-Mini Futures	72	March 2021	7,109,280	263,056
S&P 500 E-Mini Futures	101	March 2021	18,931,440	245,362
S&P Mid 400 E Mini Futures	6	March 2021	1,382,100	40,812
S&P/TSX 60 Index Futures	49	March 2021	7,921,455	(83,334)
TOPIX Index Futures	40	March 2021	6,990,461	85,144
U.S. T-Note 2 Yr (CBT) Futures	109	March 2021	24,086,445	25,417
U.S. T-Note 10 Yr (CBT) Futures	279	March 2021	38,523,797	62,563
U.S. Ultra Bond (CBT) Futures	43	March 2021	9,183,187	(178,515)
Sold Contracts
FTSE 100 Index Futures	6	March 2021	526,761	6,725
Hang Seng Index Futures	15	January 2021	2,633,264	(75,950)
Omxs30 Ind Future	46	January 2021	1,050,118	1,566
SPI 200 Futures	6	March 2021	755,955	7,491

				$418,793

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	837	USD	633	01/12/2021	$(12,377)
BNP Paribas SA	SEK	12,105	USD	1,429	01/15/2021	(42,660)
BNP Paribas SA	GBP	1,410	USD	1,885	01/21/2021	(42,955)
BNP Paribas SA	USD	4,041	GBP	2,997	01/21/2021	58,291
BNP Paribas SA	EUR	1,309	USD	1,600	03/17/2021	(1,579)
BNP Paribas SA	USD	3,621	EUR	2,966	03/17/2021	8,039
Brown Brothers Harriman & Co.	USD	6,473	SEK	57,029	01/15/2021	459,677
Citibank, NA	SEK	31,184	USD	3,685	01/15/2021	(105,783)
Citibank, NA	USD	6,628	CAD	8,478	02/18/2021	33,484
Credit Suisse International	AUD	1,316	USD	1,017	01/12/2021	2,442
Credit Suisse International	SEK	5,003	USD	613	01/15/2021	5,206
Credit Suisse International	GBP	1,368	USD	1,870	01/21/2021	(1,330)
Credit Suisse International	CHF	1,249	USD	1,419	01/29/2021	6,880
Credit Suisse International	JPY	424,216	USD	4,119	02/26/2021	8,254
Credit Suisse International	EUR	3,844	USD	4,727	03/17/2021	23,927
Deutsche Bank AG	USD	6,687	JPY	696,477	02/26/2021	62,484
JPMorgan Chase Bank, NA	USD	989	AUD	1,334	01/12/2021	39,909
JPMorgan Chase Bank, NA	SEK	34,343	USD	3,958	01/15/2021	(217,222)
JPMorgan Chase Bank, NA	USD	919	NOK	8,322	01/15/2021	51,328
JPMorgan Chase Bank, NA	USD	2,338	SEK	20,034	01/15/2021	97,511
JPMorgan Chase Bank, NA	JPY	186,969	USD	1,807	02/26/2021	(5,296)
Morgan Stanley & Co., Inc.	USD	1,606	SEK	13,878	01/15/2021	80,788
Morgan Stanley & Co., Inc.	USD	887	GBP	660	01/21/2021	15,805
Morgan Stanley & Co., Inc.	USD	539	JPY	55,860	02/26/2021	1,980
State Street Bank & Trust Co.	AUD	1,723	USD	1,271	01/12/2021	(57,977)
State Street Bank & Trust Co.	USD	283	AUD	389	01/12/2021	16,690
State Street Bank & Trust Co.	SEK	4,622	USD	544	01/15/2021	(17,439)
State Street Bank & Trust Co.	USD	429	SEK	3,741	01/15/2021	26,190

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	1,109	USD	1,482	01/21/2021	$(34,942)
State Street Bank & Trust Co.	USD	1,471	GBP	1,109	01/21/2021	46,220
State Street Bank & Trust Co.	CHF	1,276	USD	1,408	01/29/2021	(34,398)
State Street Bank & Trust Co.	JPY	141,152	USD	1,355	02/26/2021	(12,573)
UBS AG	USD	511	NZD	716	03/05/2021	4,858

						$463,432

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,950	01/15/2028	1.230%	CPI#	Maturity	$322,274	$—	$322,274
USD	3,410	01/15/2028	0.735%	CPI#	Maturity	361,858	—	361,858
USD	1,125	01/15/2030	1.572%	CPI#	Maturity	59,736	—	59,736
USD	1,125	01/15/2030	1.587%	CPI#	Maturity	57,908	—	57,908
USD	180	01/15/2030	1.714%	CPI#	Maturity	6,772	—	6,772
USD	180	01/15/2030	1.731%	CPI#	Maturity	6,436	—	6,436

						$814,984	$—	$814,984

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	490	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$23,024	$—	$23,024
USD	1,100	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	54,504	—	54,504
USD	2,110	10/09/2029	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	122,636	—	122,636
USD	2,110	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	123,196	—	123,196

						$323,360	$—	$323,360

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at December 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	30	$(7,995)	$(2,924)	$(5,071)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	99	(26,383)	(12,448)	(13,935)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	7	(1,866)	(854)	(1,012)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	17	(4,530)	(1,672)	(2,858)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	201	(53,566)	(24,348)	(29,218)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	205	(54,615)	(20,189)	(34,426)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	310	(82,615)	(29,746)	(52,869)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	38	(10,127)	(4,758)	(5,369)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	268	(71,423)	(24,960)	(46,463)

						$ (313,120)	$ (121,899)	$(191,221)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	4,000	10/23/2026	2.310%	CPI#	Maturity	$(315,139)	$—	$(315,139)
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	(97,557)	—	(97,557)
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	(66,720)	—	(66,720)
Citibank, NA	USD	3,800	10/23/2021	2.039%	CPI#	Maturity	(143,728)	—	(143,728)
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	35,105	—	35,105
Citibank, NA	USD	3,500	07/20/2027	2.104%	CPI#	Maturity	(31,996)	—	(31,996)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	$21,211	$—	$21,211
JPMorgan Chase Bank, NA	USD	2,500	03/02/2024	2.175%	CPI#	Maturity	(49,642)	—	(49,642)
JPMorgan Chase Bank, NA	USD	7,000	07/20/2024	1.995%	CPI#	Maturity	(15,378)	—	(15,378)
JPMorgan Chase Bank, NA	USD	3,000	11/04/2026	2.015%	CPI#	Maturity	(924)	—	(924)
JPMorgan Chase Bank, NA	USD	5,000	12/27/2028	2.009%	CPI#	Maturity	(4,571)	—	(4,571)
Morgan Stanley Capital Services LLC	USD	8,500	07/20/2022	1.939%	CPI#	Maturity	(2,296)	—	(2,296)
Morgan Stanley Capital Services LLC	USD	1,800	07/20/2032	2.158%	CPI#	Maturity	(12,383)	—	(12,383)

							$(684,018)	$—	$(684,018)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,840	10/09/2029	1.120%	SIFMA*	Quarterly	$(121,820)	$—	$(121,820)
Citibank, NA	USD	2,840	10/09/2029	1.125%	SIFMA*	Quarterly	(123,203)	—	(123,203)

							$(245,023)	$—	$(245,023)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $7,338,054 or 1.9% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,068,597 and gross unrealized depreciation of investments was $(2,405,265), resulting in net unrealized appreciation of $43,663,332.

As of December 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.3% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$248,468,608	$—	$248,468,608
Short-Term Municipal Notes	—	10,096,189	—	10,096,189
Investment Companies	105,117,339	—	—	105,117,339
Governments - Treasuries	—	5,255,969	—	5,255,969
Collateralized Mortgage Obligations	—	668,353	—	668,353
Short-Term Investments:
Investment Companies	22,080,553	—	—	22,080,553
U.S. Treasury Bills	—	2,499,892	—	2,499,892

Total Investments in Securities	127,197,892	266,989,011	—	394,186,903
Other Financial Instruments(a):
Assets:
Futures	768,083	1,566	—	769,649
Forward Currency Exchange Contracts	—	1,049,963	—	1,049,963
Centrally Cleared Inflation (CPI) Swaps	—	814,984	—	814,984
Centrally Cleared Interest Rate Swaps	—	323,360	—	323,360
Inflation (CPI) Swaps	—	56,316	—	56,316
Liabilities:
Futures	(261,849)	(89,007)	—	(350,856)
Forward Currency Exchange Contracts	—	(586,531)	—	(586,531)
Credit Default Swaps	—	(313,120)	—	(313,120)
Inflation (CPI) Swaps	—	(740,334)	—	(740,334)
Interest Rate Swaps	—	(245,023)	—	(245,023)

Total	$127,704,126	$267,261,185	$—	$394,965,311

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,125	$30,920	$15,964	$22,081	$141